Deferred Revenue Income	12 Months Ended
Dec. 31, 2021
Deferred Revenue/Income
Deferred Revenue/Income

17.  Deferred Revenue/Income

The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue/income.

	Year Ended December 31,
	2019	2020	2021
Deferred revenue/income–beginning of year	301,774	485,087	1,061,254
Additions	428,786	1,013,397	1,934,086
Recognition	(246,861)	(432,069)	(795,878)
Effects on foreign exchange adjustment	1,388	(5,161)	(1,696)
Deferred revenue/income–end of year	485,087	1,061,254	2,197,766

Deferred revenue mainly includes the transaction price allocated to the performance obligations that are unsatisfied, or partially satisfied, which mainly arises from the undelivered home chargers, the vehicle connectivity service, the extended warranty service, the points offered to customers as well as battery swapping service embedded in the vehicle sales contract, with unrecognized deferred revenue balance of RMB1,006,824 and RMB2,164,288 as of December 31, 2020 and 2021, respectively.

The Group expects that 34% of the transaction price allocated to unsatisfied performance obligation as at December 31, 2021 will be recognized as revenue during the period from January 1, 2022 to December 31, 2022. The remaining 66% will be recognized during the period from January 1, 2023 to June 30, 2026.

Deferred income includes the reimbursement from a depository bank in connection with the advancement of the Company’s ADS and investor relations programs in the next five years. The Company initially recorded the payment from the depository bank as deferred income and then recognized as other income over the beneficial period, with unrecognized deferred income balance of RMB54,430 and RMB33,478 as of December 31, 2020 and 2021, respectively.